Consolidated Statements of Changes in Equity - USD ($)		Ordinary Shares Class A	Ordinary Shares Class B	Additional Paid-in Capital Amount	Accumulated deficit Amount	Accumulated other comprehensive (loss) income Amount	Non- controlling interests Amount	Total
Balance at Dec. 31, 2021		$ 13,202,408	$ 22,437,754	$ 43,506,717	$ (55,537,515)	$ (2,019)	$ (6,101,223)	$ 17,506,122
Balance (in Shares) at Dec. 31, 2021	[1]	1,320,241	2,243,776
Issuance of shares to non-controlling interest				52,024			(52,024)
Share-based compensation				1,646,999				1,646,999
Exercise of options		$ 67,120		102,340				169,460
Exercise of options (in Shares)	[1]	6,712
Exchange difference on translation of foreign operation						35,826		35,826
Net loss					(9,799,560)		(1,725,542)	(11,525,102)
Balance at Dec. 31, 2022		$ 13,269,528	$ 22,437,754	45,308,080	(65,337,075)	33,807	(7,878,789)	7,833,305
Balance (in Shares) at Dec. 31, 2022	[1]	1,326,953	2,243,776
Adjustment for change of par value		$ (13,269,514)	$ (22,437,732)	35,707,246
Issuance of shares to non-controlling interest				67,766			(67,766)
Issuance of shares in exchange of share options and settlement of liabilities		$ 1		3,078,195				3,078,196
Issuance of shares in exchange of share options and settlement of liabilities (in Shares)	[1]	70,430
Issuance of shares for share-based compensation		$ 1		176,263				176,264
Issuance of shares for share-based compensation (in Shares)	[1]	65,770
Issuance of shares		$ 2		1,575,560				1,575,562
Issuance of shares (in Shares)	[1]	215,959
Share-based compensation				1,088,925				1,088,925
Conversion of convertible notes		$ 13		5,999,987				6,000,000
Conversion of convertible notes (in Shares)	[1]	1,250,000
Exercise of options				16,506				16,506
Exercise of options (in Shares)	[1]	791
Rounding up for reverse stock split (in Shares)	[1]	8,018
Exchange difference on translation of foreign operation						(44,430)		(44,430)
Net loss					(2,824,647)		(1,516,328)	(4,340,975)
Balance at Dec. 31, 2023		$ 31	$ 22	93,018,528	(68,161,722)	(10,623)	(9,462,883)	15,383,353
Balance (in Shares) at Dec. 31, 2023	[1]	2,937,921	2,243,776
Conversion of Class B Ordinary Shares to Class A Ordinary Shares		$ 4	$ (4)
Conversion of Class B Ordinary Shares to Class A Ordinary Shares (in Shares)	[1]	446,842	(446,842)
Exercise of options		$ 2		451,658				451,660
Exercise of options (in Shares)	[1]	427,060
Exchange difference on translation of foreign operation						99,785		99,785
Disposal of NCI				4,639			(4,639)
Net loss					(4,267,806)		110,069	(4,157,737)
Balance at Dec. 31, 2024		$ 37	$ 18	$ 93,474,825	$ (72,429,528)	$ 89,162	$ (9,357,453)	$ 11,777,061
Balance (in Shares) at Dec. 31, 2024	[1]	3,811,823	1,796,934

[1]	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect APTORUM GROUP LIMITED’s 1 for 10 reverse stock split, which was effective on January 23, 2023.